Equity (Details) - Schedule of fair value at grant date per option	6 Months Ended
Dec. 31, 2021 $ / shares shares
Equity (Details) - Schedule of fair value at grant date per option [Line Items]
Quantity | shares	45,150,000
Date Issued One [Member]
Equity (Details) - Schedule of fair value at grant date per option [Line Items]
Date issued	Dec. 08, 2021
Quantity | shares	12,000,000
Grant Date	31-Jul-2021
Expiry Date	31-Jul-2024
Exercise price	$ 0.07
Fair value at grant date per option	$ 0.0272	[1]
Date Issued Two [Member]
Equity (Details) - Schedule of fair value at grant date per option [Line Items]
Date issued	Dec. 08, 2021
Quantity | shares	13,900,000
Grant Date	29-Nov-2021
Expiry Date	29-Nov-2026
Exercise price	$ 0.0238
Fair value at grant date per option	$ 0.021	[1]
Date Issued Three [Member]
Equity (Details) - Schedule of fair value at grant date per option [Line Items]
Date issued	Dec. 08, 2021
Quantity | shares	19,250,000
Grant Date	29-Nov-2021
Expiry Date	29-Nov-2026
Exercise price	$ 0.0375
Fair value at grant date per option	$ 0.0214	[1]

[1]	Rounded to the nearest four decimal points.